Derivatives and hedge accounting - Maturity analysis (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Interest rate-related contracts | Hedge of fixed rate assets | Not later than one month
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	57	4
Interest rate-related contracts | Hedge of fixed rate assets | Later than one month and not later than three months
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	229	17
Interest rate-related contracts | Hedge of fixed rate assets | Later than three months and not later than one year
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	942	146
Interest rate-related contracts | Hedge of fixed rate assets | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	12,070	7,042
Interest rate-related contracts | Hedge of fixed rate assets | More than 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	7,340	11,089
Interest rate-related contracts | Hedge of fixed rate liabilities | Not later than one month
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	12,650
Interest rate-related contracts | Hedge of fixed rate liabilities | Later than one month and not later than three months
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	12,650	9,809
Interest rate-related contracts | Hedge of fixed rate liabilities | Later than three months and not later than one year
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	29,739	34,739
Interest rate-related contracts | Hedge of fixed rate liabilities | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	131,655	126,023
Interest rate-related contracts | Hedge of fixed rate liabilities | More than 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	5,306	2,607
Currency-related contracts | Hedge of fixed rate assets | Not later than one month
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	97	41
Currency-related contracts | Hedge of fixed rate assets | Later than one month and not later than three months
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	205	61
Currency-related contracts | Hedge of fixed rate assets | Later than three months and not later than one year
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	1,577	427
Currency-related contracts | Hedge of fixed rate assets | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	2,976	3,240
Currency-related contracts | Hedge of fixed rate assets | More than 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	233	633
Currency-related contracts | Hedge of fixed rate liabilities | Not later than one month
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	16
Currency-related contracts | Hedge of fixed rate liabilities | Later than one month and not later than three months
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	1,010	425
Currency-related contracts | Hedge of fixed rate liabilities | Later than three months and not later than one year
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	5,917	1,920
Currency-related contracts | Hedge of fixed rate liabilities | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	15,669	11,066
Currency-related contracts | Hedge of fixed rate liabilities | More than 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	2,590	4,491